Cost of revenue from services (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024 [1]	Dec. 31, 2023
Cost of revenue from services [Abstract]
Personnel expenses	$ (13,871,382)	$ (972,332)
Rental expenses	(1,808,558)	0
Purchased services	(1,181,108)	(145,144)
Commissions	(899,317)	0
Other expenses	(4,356,076)	0
Total cost of revenue from services	$ (22,116,441)	$ (1,117,476)	$ 0

[1]	Results for the year ended December 31, 2024 reflect data for the period from the acquisition of MPC Capital on December 16, 2024, through December 31, 2024.